Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Mar. 28, 2014	Sep. 27, 2013
Commitments And Contingencies Disclosure [Abstract]
Schedule of Purchase Obligations	At September 27, 2013, such obligations were as follows:

Fiscal 2014	$74.9
Fiscal 2015	23.7
Fiscal 2016	22.3
Fiscal 2017	—
Fiscal 2018	—

Schedule of Changes in Asset Retirement Obligations

The following table provides a summary of the changes in the Company’s asset retirement obligations:

Balance at September 27, 2013	$50.6
Accretion expense	1.6
Currency translation	0.5

Balance at March 28, 2014	$52.7

The following table provides a summary of the changes in the Company’s asset retirement obligations for fiscal 2013 and 2012:

	2013	2012
Balance at beginning of period	$46.4	$45.9
Additions	0.4	—
Accretion expense	2.9	2.5
Payments	(0.2)	—
Currency translation	1.1	(2.0)

Balance at end of period	$50.6	$46.4

Schedule of Minimum Lease Payments for Non-cancelable Leases

The following is a schedule of minimum lease payments for non-cancelable leases as of September 27, 2013:

	Operating Leases	Capital Leases
Fiscal 2014	$19.3	$1.5
Fiscal 2015	13.3	1.5
Fiscal 2016	10.4	0.4
Fiscal 2017	8.7	—
Fiscal 2018	4.8	—
Thereafter	10.2	—

Total minimum lease payments	$66.7	3.4

Less: interest portion of payments		(0.2)

Present value of minimum lease payments		$3.2